Loans and other financial assets at amortized cost, and loans and receivables_Changes in allowance for credit losses of due from banks (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		₩ (5,387,000,000)	₩ (3,092,000,000)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit impaired financial assets		0	0
Net Reversal (provision of) allowance for credit losses		544,000,000	(2,219,000,000)
Others	[1]	(17,000,000)	(76,000,000)
Ending balance		(4,860,000,000)	(5,387,000,000)
Stage 1
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		(5,387,000,000)	(3,092,000,000)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit impaired financial assets		0	0
Net Reversal (provision of) allowance for credit losses		544,000,000	(2,219,000,000)
Others	[1]	(17,000,000)	(76,000,000)
Ending balance		(4,860,000,000)	(5,387,000,000)
Stage 2
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit impaired financial assets		0	0
Net Reversal (provision of) allowance for credit losses		0	0
Others	[1]	0	0
Ending balance		0	0
Stage 3
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit impaired financial assets		0	0
Net Reversal (provision of) allowance for credit losses		0	0
Others	[1]	0	0
Ending balance		₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.